Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Cash and cash equivalents [abstract]
Cash on hand	$ 5,638	$ 203	$ 6,073
Checking accounts and demand deposits	47,094,687	1,697,718	48,734,866
Cash equivalents (time deposits with original maturity of less than three months and repurchase agreements collateralized by bonds)	28,973,020	1,044,449	2,797,132
Cash and cash equivalents,total	$ 76,073,345	$ 2,742,370	$ 51,538,071	$ 1,857,897	$ 60,130,875	$ 51,518,436